As filed with the Securities and Exchange Commission on March 8, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22397
IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)
One Parkview Plaza
Suite 600
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices) (Zip code)
John G. Davis
One Parkview Plaza, Suite 600
Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)
(630) 684-8300
Registrant’s telephone number, including area code
Date of fiscal year end: June 30
Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT
December 31, 2010

IronBridge Frontegra Small Cap Fund

IronBridge Frontegra SMID Fund

IronBridge Frontegra Global Fund

IronBridge Skyline Fund

IronBridge Horizon Fund

IRONBRIDGE FUNDS  December 31, 2010

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the applicable Fund. IronBridge Funds, Inc. are distributed by Frontegra Strategies, LLC, 400 Skokie Blvd., Suite 500, Northbrook, IL 60062.

P / 1

PRESIDENT’S LETTER

Dear Fellow Shareholder,

We are pleased to present the Semi-Annual Report for the IronBridge Funds. If you are a new shareholder to the Funds, welcome! This report provides detailed information on the funds including information on the returns, holdings and expenses of each Fund. We appreciate your continued confidence and investment in the Funds. If you have any questions regarding the Funds or your investment, please contact us at 1-(877)-861-7714.

Sincerely,

John Davis
President
IronBridge Funds

P / 2

EXPENSE EXAMPLE

IronBridge Funds
December 31, 2010 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. A redemption fee of 2.00% of the then current value of the shares redeemed may be imposed on certain redemptions of shares made within 30 days of purchase.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 — 12/31/10).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

P / 3

	BEGINNING	ENDING		EXPENSES
	ACCOUNT	ACCOUNT	ANNUALIZED	PAID
	VALUE	VALUE	EXPENSE	DURING
IRONBRIDGE FUNDS	7/1/2010	12/31/2010	RATIO*	THE PERIOD*

IronBridge Frontegra Small Cap Fund
Actual Fund Return	$1,000.00	$1,265.90	1.09%	$6.23
Hypothetical 5% Return	$1,000.00	$1,019.71	1.09%	$5.55
IronBridge Frontegra SMID Fund
Actual Fund Return	$1,000.00	$1,280.10	0.93%	$5.34
Hypothetical 5% Return	$1,000.00	$1,020.52	0.93%	$4.74
IronBridge Frontegra Global Fund
Actual Fund Return	$1,000.00	$1,261.90	1.00%	$5.70
Hypothetical 5% Return	$1,000.00	$1,020.16	1.00%	$5.09

*Expenses are equal to each Fund’s annualized expense ratio indicated above , multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

		ENDING		EXPENSES
	BEGINNING	ACCOUNT	ANNUALIZED	PAID
	ACCOUNT	VALUE	EXPENSE	DURING
IRONBRIDGE FUNDS	VALUE	12/31/2010	RATIO*	THE PERIOD*

IronBridge Skyline Fund
Actual Fund Return*	$1,000.00	$1,006.90	1.00%	$0.58
Hypothetical 5% Return**	$1,000.00	$1,020.16	1.00%	$5.09
IronBridge Horizon Fund
Actual Fund Return*	$1,000.00	$1,006.50	1.10%	$0.63
Hypothetical 5% Return**	$1,000.00	$1,019.66	1.10%	$5.60

*Actual expenses are equal to the IronBridge Skyline Fund and IronBridge Horizon Fund’s annualized expense ratio of 1.00% and 1.10%, respectively, multiplied by the average account value over the period, multiplied by 21/365 to reflect the most recent fiscal period end since the IronBridge Skyline Fund and the IronBridge Horizon Fund commenced operations on December 10, 2010.
**Hypothetical expenses are equal to the Funds’ annualized expense ratio of 1.00% and 1.10%, respectively, multiplied by the average account value over the period commencing July 1, 2010, multiplied by 184/365 to reflect information had the IronBridge Skyline Fund and IronBridge Horizon Fund been in operation for the entire fiscal half year.

P / 4

PORTFOLIO INVESTMENTS RETURNS
IronBridge Frontegra Small Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*8/30/02 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Periods Ended 12/31/10	Fund	Index

Six Months	26.59%	29.38%
One Year	23.36	26.85
Five Year Average Annual	5.92	4.47
Since Commencement Average Annual	11.71	10.12

This chart assumes an initial gross investment of $100,000 made on 8/30/02 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 5

PORTFOLIO INVESTMENTS RETURNS
IronBridge Frontegra SMID Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*12/31/04 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Periods Ended 12/31/10	Fund	Index

Six Months	28.01%	28.89%
One Year	25.51	26.71
Five Year Average Annual	4.94	4.86
Since Commencement Average Annual	5.55	5.39

This chart assumes an initial gross investment of $100,000 made on 12/31/04 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 6

PORTFOLIO INVESTMENTS RETURNS
IronBridge Frontegra Global Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000
(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

*9/18/09 commencement of operations.

PORTFOLIO TOTAL RETURN**

For Periods Ended 12/31/10	Fund	Index

Six Months	26.19%	23.96%
One Year	13.85	11.76
Since Commencement Average Annual	11.74	11.61

This chart assumes an initial gross investment of $100,000 made on 9/18/09. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The MSCI World Index Net is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

P / 7

SCHEDULE OF INVESTMENTS
IronBridge Frontegra Small Cap Fund

December 31, 2010 (Unaudited)

COMMON STOCKS (96.5%)

	Shares	Value

AEROSPACE & DEFENSE (3.9%)
Esterline Technologies Corp. (a)	87,895	$6,028,718
Moog, Inc. - Class A (a)	117,543	4,678,211
Orbital Sciences Corp. (a)	127,670	2,186,987
Triumph Group, Inc.	58,711	5,249,351

		18,143,267

APPAREL RETAIL (3.3%)
Deckers Outdoor Corp. (a)	106,686	8,507,142
The Buckle, Inc.	110,419	4,170,526
Under Armour, Inc. (a)	52,586	2,883,816

		15,561,484

AUTO PARTS & EQUIPMENT (0.5%)
Modine Manufacturing Co. (a)	148,439	2,300,804

BIOTECHNOLOGY (2.8%)
Cepheid, Inc. (a)	111,989	2,547,750
Exelixis, Inc. (a)	354,861	2,913,409
Isis Pharmaceuticals, Inc. (a)	167,182	1,691,882
Luminex Corp. (a)	126,702	2,316,112
Martek Biosciences Corp. (a)	117,612	3,681,255

		13,150,408

BUILDING PRODUCTS (1.6%)
A.O. Smith	83,641	3,185,049
Apogee Enterprises, Inc.	114,410	1,541,103
Universal Forest Products, Inc.	74,881	2,912,871

		7,639,023

CAPITAL MARKETS (3.3%)
Jefferies Group, Inc.	166,742	4,440,339
Knight Capital Group, Inc. - Class A (a)	211,212	2,912,614
Stifel Financial Corp. (a)	81,460	5,053,778
Waddell & Reed Financial, Inc.	87,379	3,083,605

		15,490,336

CHEMICALS (5.6%)
Arch Chemicals, Inc.	64,447	2,444,475
Cabot Corp.	89,819	3,381,685
FMC Corp.	72,076	5,758,152
Lubrizol Corp.	50,380	5,384,614
Methanex Corp. (b)	142,637	4,336,165
Minerals Technologies, Inc.	39,152	2,560,932
NewMarket Corp.	19,040	2,348,965

		26,214,988

COMMERCIAL BANKS (4.9%)
Columbia Banking System, Inc.	134,972	2,842,511
Cullen/Frost Bankers, Inc.	110,277	6,740,130
First Midwest Bancorp, Inc.	204,823	2,359,561
IBERIABANK Corp.	71,130	4,205,917
National Penn Bancshares, Inc.	472,955	3,797,829
TCF Financial Corp.	210,656	3,119,815

		23,065,763

COMMERCIAL SERVICES & SUPPLIES (3.1%)
Coinstar, Inc. (a)	65,598	3,702,351
K12, Inc. (a)	76,112	2,181,370
LeapFrog Enterprises, Inc. (a)	428,956	2,380,706
PICO Holdings, Inc. (a)	49,719	1,581,064
Strayer Education, Inc.	14,135	2,151,630
Tetra Tech, Inc. (a)	106,287	2,663,552

		14,660,673

COMMUNICATIONS EQUIPMENT (1.6%)
Polycom, Inc. (a)	113,341	4,418,032
Riverbed Technology, Inc. (a)	91,718	3,225,722

		7,643,754

P / 8

	Shares	Value

COMPUTER SYSTEMS DESIGN & RELATED SERVICES (0.9%)
SYNNEX Corp. (a)	72,836	$2,272,484
Syntel, Inc.	43,780	2,092,246

		4,364,730

COMPUTERS & PERIPHERALS (1.0%)
Synaptics, Inc. (a)	153,151	4,499,576

CONSTRUCTION & ENGINEERING (1.5%)
Insituform Technologies, Inc. (a)	100,722	2,670,140
MasTec, Inc. (a)	299,875	4,375,176

		7,045,316

DISTRIBUTORS (0.3%)
Wausau Paper Corp.	152,150	1,310,011

DIVERSIFIED FINANCIAL SERVICES (0.5%)
GATX Corp.	68,659	2,422,290

ELECTRIC UTILITIES (1.6%)
Black Hills Corp.	184,827	5,544,810
ITC Holdings Corp.	33,508	2,076,826

		7,621,636

ELECTRICAL EQUIPMENT (1.7%)
American Superconductor Corp. (a)	49,208	1,406,857
Thomas & Betts Corp. (a)	133,383	6,442,399

		7,849,256

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Dionex Corp. (a)	28,730	3,390,427
Itron, Inc. (a)	29,862	1,655,848
Littelfuse, Inc.	44,531	2,095,629
National Instruments Corp.	126,191	4,749,829
Rofin-Sinar Technologies, Inc. (a)	85,477	3,029,305
ScanSource, Inc. (a)	111,800	3,566,420
Trimble Navigation Ltd. (a)	80,616	3,218,997

		21,706,455

ENERGY EQUIPMENT & SERVICES (2.8%)
Atwood Oceanics, Inc. (a)	110,055	4,112,755
Superior Energy Services, Inc. (a)	125,210	4,381,098
Unit Corp. (a)	94,604	4,397,194

		12,891,047

FOOD PRODUCTS (2.0%)
BJ’s Wholesale Club, Inc. (a)	101,530	4,863,287
Corn Products International, Inc.	98,100	4,512,600

		9,375,887

GAS UTILITIES (2.8%)
AGL Resources, Inc.	101,243	3,629,561
Southern Union Co.	183,161	4,408,685
UGI Corp.	163,992	5,178,868

		13,217,114

GENERAL MERCHANDISE (1.0%)
Fred’s, Inc. - Class A	352,700	4,853,152

HEALTH CARE EQUIPMENT & SUPPLIES (2.4%)
Gen-Probe, Inc. (a)	41,185	2,403,145
IDEXX Laboratories, Inc. (a)	38,227	2,646,073
Sirona Dental Systems, Inc. (a)	56,600	2,364,748
ZOLL Medical Corp. (a)	99,817	3,716,187

		11,130,153

HEALTH CARE PROVIDERS & SERVICES (3.9%)
Cerner Corp. (a)	23,785	2,253,391
LifePoint Hospitals, Inc. (a)	143,665	5,279,689
MWI Veterinary Supply, Inc. (a)	49,100	3,100,665
Owens & Minor, Inc.	252,613	7,434,400

		18,068,145

The accompanying notes are an integral part of these financial statements.	P / 9

SCHEDULE OF INVESTMENTS
IronBridge Frontegra Small Cap Fund

continued

	Shares	Value

HOTELS, RESTAURANTS & LEISURE (1.0%)
Biglari Holdings, Inc. (a)	3,279	$1,345,078
WMS Industries, Inc. (a)	76,493	3,460,543

		4,805,621

HOUSEHOLD DURABLES (3.9%)
AptarGroup, Inc.	164,708	7,835,160
KB Home	231,812	3,127,144
Snap-On, Inc.	46,410	2,625,878
Tupperware Brands Corp.	93,050	4,435,693

		18,023,875

INDUSTRIAL CONGLOMERATES (1.9%)
Alleghany Corp. (a)	29,402	9,007,891

INSURANCE (2.4%)
American Financial Group, Inc.	147,637	4,767,199
Argo Group International Holdings Ltd. (b)	118,578	4,440,746
Stewart Information Services Corp.	191,771	2,211,119

		11,419,064

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Callaway Golf Co.	147,185	1,187,783

LIFE SCIENCES TOOLS & SERVICES (1.1%)
Bruker Corp. (a)	302,823	5,026,862

MACHINERY (3.4%)
Applied Industrial Technologies, Inc.	70,296	2,283,214
Astec Industries, Inc. (a)	61,143	1,981,644
IDEX Corp.	66,523	2,602,380
Kennametal, Inc.	63,742	2,515,259
Lincoln Electric Holdings, Inc.	39,400	2,571,638
Valmont Industries, Inc.	27,784	2,465,274
Westport Innovations, Inc. (a) (b)	103,766	1,921,746

		16,341,155

MARINE (1.4%)
Alexander & Baldwin, Inc.	164,440	6,582,533

METALS & MINING (1.4%)
Carpenter Technology Corp.	97,869	3,938,249
GrafTech International Ltd. (a)	126,421	2,508,193

		6,446,442

MULTILINE RETAIL (0.6%)
Big Lots, Inc. (a)	87,311	2,659,493

NONDEPOSITORY CREDIT INTERMEDIATION (0.7%)
Fifth Street Finance Corp.	254,144	3,085,308

OIL & GAS (2.7%)
Bill Barrett Corp. (a)	56,618	2,328,699
Swift Energy Co. (a)	158,362	6,199,872
Tesco Corp.(a) (b)	98,545	1,564,895
World Fuel Services Corp.	71,240	2,576,038

		12,669,504

PHARMACEUTICAL AND MEDICINE MANUFACTURING (0.5%)
Nektar Therapeutics (a)	169,081	2,172,691

REAL ESTATE (4.7%)
Alexandria Real Estate Equities, Inc.	52,370	3,836,626
Corporate Office Properties Trust	105,861	3,699,842
Mid-America Apartment Communities, Inc.	116,305	7,384,204
Potlatch Corp.	86,883	2,828,042
Redwood Trust, Inc.	273,915	4,089,551

		21,838,265

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (4.0%)
Cypress Semiconductor Corp. (a)	249,062	4,627,572

P / 10

	Shares	Value

Semtech Corp. (a)	162,799	$3,685,769
Skyworks Solutions, Inc. (a)	225,770	6,463,795
Standard Microsystems Corp. (a)	132,737	3,826,808

		18,603,944

SEMICONDUCTOR & OTHER ELECTRONIC COMPONENT MANUFACTURING (2.4%)
Celestica, Inc. (a) (b)	375,374	3,641,128
Hittite Microwave Corp. (a)	18,544	1,131,926
International Rectifier Corp. (a)	75,524	2,242,307
MIPS Technologies, Inc. (a)	150,490	2,281,428
Omnivision Technologies, Inc. (a)	70,570	2,089,578

		11,386,367

SOFTWARE (3.5%)
Informatica Corp. (a)	99,871	4,397,320
Jack Henry & Associates, Inc.	112,331	3,274,449
Parametric Technology Corp. (a)	199,212	4,488,247
Progress Software Corp. (a)	94,397	3,994,881

		16,154,897

SPECIALTY STORES (1.7%)
Tractor Supply Co.	163,738	7,939,656

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Wolverine World Wide, Inc.	81,642	2,602,747

THRIFTS & MORTGAGE FINANCE (0.7%)
Provident Financial Services, Inc.	231,304	3,499,630

TOTAL COMMON STOCKS

(Cost $344,113,277)		451,678,996

EXCHANGE TRADED FUNDS (0.7%)
iShares Russell 2000 Index Fund	43,329	3,389,628

TOTAL EXCHANGE TRADED FUNDS

(Cost $2,261,090)		$3,389,628

SHORT-TERM INVESTMENTS (2.8%)

	Principal
	Amount	Value

COMMERCIAL PAPER (2.8%)
Intesa Funding, LLC
0.000%, 01/03/2011	$13,056,000	$13,056,000

TOTAL SHORT-TERM INVESTMENTS

(Cost $13,056,000)		$13,056,000

TOTAL INVESTMENTS (100.0%)

(Cost $359,430,367)		$468,124,624

OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)		209,127

TOTAL NET ASSETS (100.0%)		$468,333,751

(a) Non-Income Producing.

(b) U.S. traded security of a foreign issuer.

ALLOCATION OF PORTFOLIO HOLDINGS
At December 31, 2010, the allocation of portfolio holdings as a percentage of the Fund’s total net assets were:

Common Stocks	96.5%
Exchange Traded Funds	0.7
Short-Term Investments	2.8
Other Assets in Excess of Liabilities	0.0

100.0%

The accompanying notes are an integral part of these financial statements.	P / 11

SCHEDULE OF INVESTMENTS
IronBridge Frontegra SMID Fund

December 31, 2010 (Unaudited)

COMMON STOCKS (97.3%)

	Shares	Value

AEROSPACE & DEFENSE (2.4%)
Esterline Technologies Corp. (a)	132,568	$9,092,839
Parker Hannifin Corp.	86,257	7,443,979

		16,536,818

AUTO COMPONENTS (1.5%)
BorgWarner, Inc. (a)	49,625	3,590,865
Cooper Tire & Rubber Co.	282,834	6,669,226

		10,260,091

BIOTECHNOLOGY (4.0%)
Alexion Pharmaceuticals, Inc. (a)	83,695	6,741,632
Cepheid, Inc. (a)	222,712	5,066,698
Luminex Corp. (a)	195,915	3,581,326
United Therapeutics Corp. (a)	106,953	6,761,569
Watson Pharmaceuticals, Inc. (a)	108,468	5,602,372

		27,753,597

CAPITAL MARKETS (2.8%)
Greenhill & Co., Inc.	74,063	6,049,466
Jefferies Group, Inc.	238,316	6,346,355
Waddell & Reed Financial, Inc.	187,239	6,607,664

		19,003,485

CHEMICALS (6.8%)
Albemarle Corp.	149,882	8,360,418
Cabot Corp.	215,177	8,101,414
Calgon Carbon Corp. (a)	197,391	2,984,552
FMC Corp.	148,398	11,855,516
Lubrizol Corp.	85,173	9,103,291
Methanex Corp.	224,413	6,822,155

		47,227,346

COMMERCIAL BANKS (4.9%)
Cullen/Frost Bankers, Inc.	190,868	11,665,852
Fifth Third Bancorp	623,328	9,150,455
Keycorp	972,508	8,606,696
Zions Bancorporation	193,184	4,680,848

		34,103,851

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Apollo Group, Inc. (a)	106,172	4,192,732

COMMUNICATIONS EQUIPMENT (1.4%)
F5 Networks, Inc. (a)	40,162	5,227,486
Tellabs, Inc.	693,850	4,704,303

		9,931,789

CONSTRUCTION & ENGINEERING (2.5%)
Louisiana-Pacific Corp. (a)	974,833	9,221,920
McDermott International, Inc. (a)	392,215	8,114,928

		17,336,848

CONTAINERS & PACKAGING (1.3%)
Greif, Inc. - Class A	67,651	4,187,597
Rock-Tenn Co.	93,341	5,035,747

		9,223,344

DIVERSIFIED CONSUMER SERVICES (0.8%)
Coinstar, Inc. (a)	99,581	5,620,352

DIVERSIFIED FINANCIAL SERVICES (1.5%)
Affiliated Managers Group, Inc. (a)	37,244	3,695,350
GATX Corp.	187,211	6,604,804

		10,300,154

ELECTRIC UTILITIES (1.4%)
ITC Holdings Corp.	153,708	9,526,822

ELECTRICAL EQUIPMENT (3.1%)
American Superconductor Corp. (a)	66,199	1,892,629
AMETEK, Inc.	169,870	6,667,398

P / 12

	Shares	Value

Babcock & Wilcox Co. (a)	233,810	$5,983,198
Regal-Beloit Corp.	100,335	6,698,365

		21,241,590

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
Amphenol Corp. - Class A	163,936	8,652,542
Avnet, Inc. (a)	365,300	12,065,859
Trimble Navigation Ltd. (a)	155,317	6,201,808

		26,920,209

ENERGY EQUIPMENT & SERVICES (3.0%)
Helmerich & Payne, Inc.	191,150	9,266,952
Pride International, Inc. (a)	185,947	6,136,251
Tetra Technologies, Inc. (a)	472,480	5,608,338

		21,011,541

FOOD PRODUCTS (3.7%)
BJ’s Wholesale Club, Inc. (a)	106,929	5,121,899
Corn Products International, Inc.	150,315	6,914,490
McCormick & Co., Inc.	286,768	13,343,315

		25,379,704

GAS UTILITIES (3.5%)
New Jersey Resources Corp.	187,914	8,100,973
UGI Corp.	517,943	16,356,640

		24,457,613

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
C.R. Bard, Inc.	55,424	5,086,260
Illumina, Inc. (a)	135,678	8,593,844

		13,680,104

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cerner Corp. (a)	53,866	5,103,265
Owens & Minor, Inc.	295,638	8,700,627
Universal Healthcare Services, Inc.	190,222	8,259,439

		22,063,331

HOTELS, RESTAURANTS & LEISURE (1.7%)
Darden Restaurants, Inc.	151,095	7,016,852
WMS Industries, Inc. (a)	101,198	4,578,198

		11,595,050

HOUSEHOLD DURABLES (2.3%)
Leggett & Platt, Inc.	199,077	4,530,993
NVR, Inc. (a)	6,831	4,720,357
Tupperware Brands Corp.	136,842	6,523,258

		15,774,608

INDUSTRIAL CONGLOMERATES (1.1%)
Alleghany Corp. (a)	23,818	7,297,121

INSURANCE (3.1%)
American Financial Group, Inc.	228,106	7,365,543
Markel Corp. (a)	21,442	8,107,863
RLI Corp.	109,292	5,745,480

		21,218,886

INTERNET & CATALOG RETAIL (0.4%)
NetFlix, Inc. (a)	15,318	2,691,373

INTERNET SOFTWARE & SERVICES (0.4%)
Akamai Technologies, Inc. (a)	65,868	3,099,089

LEISURE EQUIPMENT & PRODUCTS (1.3%)
Hasbro, Inc.	188,958	8,915,038

LIFE SCIENCE TOOLS & SERVICES (1.0%)
Life Technologies Corp. (a)	123,176	6,836,268

MACHINERY (2.6%)
Dover Corp.	206,715	12,082,492
Kennametal, Inc.	155,764	6,146,447

		18,228,939

The accompanying notes are an integral part of these financial statements.	P / 13

SCHEDULE OF INVESTMENTS
IronBridge Frontegra SMID Fund

continued

	Shares	Value

MARINE (1.5%)
Alexander & Baldwin, Inc.	261,151	$10,453,874

METALS & MINING (3.5%)
Arch Coal, Inc.	172,529	6,048,867
Compass Minerals International, Inc.	63,687	5,685,338
GrafTech International Ltd. (a)	297,635	5,905,078
Reliance Steel & Aluminum Co.	134,122	6,853,634

		24,492,917

MULTILINE RETAIL (0.6%)
Big Lots, Inc. (a)	135,509	4,127,604

MULTI-UTILITIES & UNREGULATED POWER (1.3%)
Energen Corp.	181,180	8,743,747

OIL & GAS (3.5%)
El Paso Corp.	491,132	6,757,976
QEP Resources, Inc.	242,441	8,803,033
Questar Corp.	478,274	8,326,750

		23,887,759

PAPER & FOREST PRODUCTS (1.3%)
Rayonier, Inc.	166,275	8,732,763

REAL ESTATE (4.5%)
Corporate Office Properties Trust	245,637	8,585,013
Digital Realty Trust, Inc.	164,864	8,497,091
Federal Realty Investment Trust	42,386	3,303,141
Mid-America Apartment Communities, Inc.	121,999	7,745,717
The St. Joe Co. (a)	148,435	3,243,305

		31,374,267

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (4.9%)
Altera Corp.	143,885	5,119,428
Atmel Corp. (a)	751,860	9,262,915
Cypress Semiconductor Corp. (a)	602,248	11,189,768
Skyworks Solutions, Inc. (a)	157,486	4,508,824
TriQuint Semiconductor, Inc. (a)	323,535	3,782,124

		33,863,059

SOFTWARE (3.7%)
Citrix Systems, Inc. (a)	63,315	4,331,379
Informatica Corp. (a)	142,967	6,294,837
Nuance Communications, Inc. (a)	198,530	3,609,275
Progress Software Corp. (a)	143,891	6,089,467
Rovi Corp. (a)	90,567	5,616,060

		25,941,018

SPECIALTY RETAIL (1.2%)
O’Reilly Automotive, Inc. (a)	135,738	8,201,290

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Lululemon Athletica, Inc. (a)	62,750	4,293,355
VF Corp.	94,920	8,180,206

		12,473,561

THRIFTS & MORTGAGE FINANCE (0.5%)
People’s United Financial, Inc.	255,272	3,576,361

TRADING COMPANIES & DISTRIBUTORS (0.8%)
W.W. Grainger, Inc.	39,916	5,512,799

TOTAL COMMON STOCKS

(Cost $514,323,581)		$672,808,712

P / 14

SHORT TERM INVESTMENTS (3.2%)

	Principal
	Amount	Value

COMMERCIAL PAPER (3.2%)
Intesa Funding LLC,
0.000%, 01/03/2011	$21,969,000	$21,969,000

TOTAL SHORT-TERM INVESTMENTS

(Cost $21,969,000)		$21,969,000

TOTAL INVESTMENTS (100.5%)

(Cost $536,292,581)		$694,777,712

LIABILITIES IN EXCESS OF OTHER ASSETS (−0.5%)		(3,663,985)

TOTAL NET ASSETS (100.0%)		$691,113,727

(a) Non-Income Producing.

ALLOCATION OF PORTFOLIO HOLDINGS
At December 31, 2010, the allocation of portfolio holdings as a percentage of the Fund’s total net assets were:

Common Stocks	97.3%
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(0.5)

100.0%

The accompanying notes are an integral part of these financial statements.	P / 15

SCHEDULE OF INVESTMENTS
IronBridge Frontegra Global Fund

December 31, 2010 (Unaudited)

COMMON STOCKS (98.0%)

	Shares	Value

AUSTRALIA (1.0%)
Westpac Banking Corp.	18,134	$411,938

CANADA (9.1%)
Barrick Gold Corp.	10,093	536,746
Brookfield Asset Management, Inc.	45,315	1,508,537
Canadian Natural Resources Ltd.	16,340	725,822
Petrobank Energy & Resources Ltd. (a)	8,954	227,385
Petrominerales Ltd.	5,507	183,649
TD Bank Financial Group	8,718	651,022

		3,833,161

FINLAND (1.5%)
Sampo Oyj	23,561	631,270

FRANCE (1.8%)
Legrand SA	18,700	761,539

GERMANY (3.8%)
Bayer AG	12,219	902,958
E.ON AG	22,382	685,969

		1,588,927

HONG KONG (1.6%)
Hang Lung Properties Ltd.	145,100	678,570

IRELAND (1.3%)
CRH PLC	27,086	566,456

JAPAN (11.8%)
Bridgestone Corp.	15,400	297,606
Canon, Inc.	18,220	944,775
Honda Motor Co.	10,900	431,623
Mitsui Sumitomo Insurance Group	14,860	372,461
Seven & I Holdings Co. Ltd.	32,200	860,623
Shin-Etsu Chemical Co. Ltd.	14,500	785,811
Softbank Corp.	14,100	488,177
Sony Corp.	21,300	767,891

		4,948,967

NETHERLANDS (1.2%)
Fugro N.V.	6,127	503,535

SPAIN (0.7%)
Banco Santander SA	26,665	282,496

SWEDEN (2.1%)
Svenska Handelsbanken AB	27,027	863,575

SWITZERLAND (5.0%)
Lonza Group AG	6,025	482,967
Nestle SA	27,762	1,625,635

		2,108,602

UNITED KINGDOM (6.2%)
BHP Billiton PLC	30,602	1,217,114
Standard Chartered PLC	20,083	540,285
Tesco PLC	127,563	845,249

		2,602,648

UNITED STATES (50.9%)
Amazon Com, Inc. (a)	3,572	642,960
Apple, Inc. (a)	2,217	715,116
Avnet, Inc. (a)	22,372	738,947
Becton, Dickinson & Co.	20,120	1,700,542
Berkshire Hathaway, Inc. (a)	8,535	683,739
Costco Wholesale Corp.	15,880	1,146,695
DeVry, Inc.	3,045	146,099
Exelon Corp.	10,151	422,688
Exxon Mobil Corp.	11,824	864,571
The Goldman Sachs Group, Inc.	3,811	640,858
Intel Corp.	29,243	614,980
International Paper Co.	7,407	201,767
Johnson & Johnson	12,512	773,867
JPMorgan Chase & Co.	21,966	931,798
Microsoft Corp.	46,054	1,285,827
National Oilwell Varco, Inc.	14,698	988,441
Occidental Petroleum Corp.	18,000	1,765,799
Oracle Corp.	48,936	1,531,696
Parker Hannifin Corp.	10,980	947,574
Ross Stores, Inc.	12,431	786,261

P / 16

	Shares	Value

Union Pacific Corp.	18,933	$1,754,332
United Technologies Corp.	14,772	1,162,852
W.R. Berkley Corp.	20,889	571,941
Wells Fargo & Co	14,002	433,922

		21,453,272

TOTAL COMMON STOCKS

(Cost $34,838,077)		$41,234,956

SHORT TERM INVESTMENTS (1.9%)

	Principal
	Amount	Value

COMMERCIAL PAPER (1.9%)
Intesa Funding LLC, 0.000%, 01/03/2011	$790,000	$790,000

TOTAL SHORT-TERM INVESTMENTS

(Cost $790,000)		$790,000

TOTAL INVESTMENTS (99.9%)

(Cost $35,628,077)		$42,024,956

OTHER ASSETS AND LIABILITIES (0.1%)		43,253

TOTAL NET ASSETS (100.0%)		$42,068,209

(a) Non-Income Producing.

ALLOCATION OF PORTFOLIO HOLDINGS
At December 31, 2010, the allocation of portfolio holdings as a percentage of the Fund’s total net assets were:

Common Stocks	98.0%
Sort-Term Investments	1.9
Other Assets in Excess of Liabilities	0.1

100.0%

	Value	Percentage

Consumer Dicretionary	$3,072,440	7.3%
Consumer Staples	4,478,203	10.6%
Energy	5,075,554	12.1%
Financials	8,662,125	20.6%
Health Care	3,860,334	9.2%
Industrials	5,166,581	12.3%
Information Technology	5,831,342	13.9%
Materials	3,491,543	8.3%
Telecomm Service	488,177	1.2%
Utilities	1,108,657	2.6%

TOTAL COMMON STOCKS	41,234,956	98.0%
TOTAL SHORT-TERM INVESTMENTS	790,000	1.9%

TOTAL INVESTMENTS	42,024,956	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	43,253	0.1%

TOTAL NET ASSETS	$42,068,209	100.0%

The accompanying notes are an integral part of these financial statements.	P /17

SCHEDULE OF INVESTMENTS
IronBridge Skyline Fund

December 31, 2010 (Unaudited)

COMMON STOCKS (96.6%)

	Shares	Value

AEROSPACE & DEFENSE (2.3%)
Esterline Technologies Corp. (a)	12,044	$826,098
Parker Hannifin Corp.	8,437	728,113

		1,554,211

AUTO COMPONENTS (1.5%)
BorgWarner, Inc. (a)	4,760	344,434
Cooper Tire & Rubber Co.	26,837	632,816

		977,250

BIOTECHNOLOGY (4.1%)
Alexion Pharmaceuticals, Inc. (a)	7,956	640,855
Cepheid, Inc. (a)	20,918	475,885
Luminex Corp. (a)	22,123	404,408
United Therapeutics Corp. (a)	10,315	652,114
Watson Pharmaceuticals, Inc. (a)	10,436	539,019

		2,712,281

CAPITAL MARKETS (2.7%)
Greenhill & Co., Inc.	7,257	592,752
Jefferies Group, Inc.	22,766	606,259
Waddell & Reed Financial, Inc.	17,859	630,244

		1,829,255

CHEMICALS (6.9%)
Albemarle Corp.	14,697	819,799
Cabot Corp.	20,707	779,619
Calgon Carbon Corp. (a)	20,602	311,502
FMC Corp.	14,495	1,158,005
Lubrizol Corp.	8,335	890,845
Methanex Corp. (b)	20,904	635,482

		4,595,252

COMMERCIAL BANKS (4.9%)
Cullen/Frost Bankers, Inc.	18,674	1,141,355
Fifth Third Bancorp	59,597	874,884
Keycorp	92,605	819,554
Zions Bancorporation	18,601	450,702

		3,286,495

COMMERCIAL SERVICES & SUPPLIES (0.6%)
Apollo Group, Inc. (a)	10,288	406,273

COMMUNICATIONS EQUIPMENT (1.4%)
F5 Networks, Inc. (a)	3,822	497,472
Tellabs, Inc.	68,086	461,623

		959,095

CONSTRUCTION & ENGINEERING (2.5%)
Louisiana-Pacific Corp. (a)	92,455	874,624
McDermott International, Inc. (a)	37,440	774,634

		1,649,258

CONTAINERS & PACKAGING (1.4%)
Greif, Inc. - Class A	6,842	423,520
Rock-Tenn Co.	8,957	483,230

		906,750

DIVERSIFIED CONSUMER SERVICES (0.8%)
Coinstar, Inc. (a)	9,553	539,171

DIVERSIFIED FINANCIAL SERVICES (1.6%)
Affiliated Managers Group, Inc. (a)	3,500	347,270
GATX Corp.	19,643	693,005

		1,040,275

ELECTRIC UTILITIES (1.4%)
ITC Holdings Corp.	14,667	909,061

ELECTRICAL EQUIPMENT (3.1%)
American Superconductor Corp. (a)	7,549	215,826
AMETEK, Inc.	16,141	633,534
Babcock & Wilcox Co. (a)	21,991	562,750
Regal-Beloit Corp.	9,437	630,014

		2,042,124

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
Amphenol Corp. - Class A	15,763	831,971
Avnet, Inc. (a)	34,899	1,152,714

P / 18

	Shares	Value

Trimble Navigation Ltd. (a)	14,747	$588,848

		2,573,533

ENERGY EQUIPMENT & SERVICES (2.9%)
Helmerich & Payne, Inc.	18,325	888,396
Pride International, Inc. (a)	16,233	535,689
Tetra Technologies, Inc. (a)	45,462	539,634

		1,963,719

FOOD PRODUCTS (3.6%)
BJ’s Wholesale Club, Inc. (a)	10,132	485,323
Corn Products International, Inc.	14,401	662,446
McCormick & Co., Inc.	27,588	1,283,670

		2,431,439

GAS UTILITIES (3.5%)
New Jersey Resources Corp.	18,475	796,457
UGI Corp.	49,242	1,555,062

		2,351,519

HEALTH CARE EQUIPMENT & SUPPLIES (2.0%)
C.R. Bard, Inc.	5,582	512,260
Illumina, Inc. (a)	12,968	821,393

		1,333,653

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cerner Corp. (a)	5,082	481,469
Owens & Minor, Inc.	28,844	848,879
Universal Healthcare Services, Inc.	18,402	799,015

		2,129,363

HOTELS, RESTAURANTS & LEISURE (1.6%)
Darden Restaurants, Inc.	14,371	667,389
WMS Industries, Inc. (a)	9,140	413,494

		1,080,883

HOUSEHOLD DURABLES (2.2%)
Leggett & Platt, Inc.	19,289	439,018
NVR, Inc. (a)	645	445,708
Tupperware Brands Corp.	12,965	618,042

		1,502,768

INDUSTRIAL CONGLOMERATES (1.0%)
Alleghany Corp. (a)	2,204	675,239

INSURANCE (3.0%)
American Financial Group, Inc.	20,581	664,560
Markel Corp. (a)	2,072	783,486
RLI Corp.	10,356	544,415

		1,992,461

INTERNET & CATALOG RETAIL (0.4%)
NetFlix, Inc. (a)	1,414	248,440

INTERNET SOFTWARE & SERVICES (0.6%)
Akamai Technologies, Inc. (a)	8,673	408,065

LEISURE EQUIPMENT & PRODUCTS (1.3%)
Hasbro, Inc.	18,143	855,987

LIFE SCIENCE TOOLS & SERVICES (1.0%)
Life Technologies Corp. (a)	11,715	650,183

MACHINERY (2.6%)
Dover Corp.	19,709	1,151,991
Kennametal, Inc.	15,083	595,175

		1,747,166

MARINE (1.5%)
Alexander & Baldwin, Inc.	25,884	1,036,137

METALS & MINING (3.6%)
Arch Coal, Inc.	16,918	593,145
Compass Minerals International, Inc.	6,027	538,030
GrafTech International Ltd. (a)	30,924	613,532
Reliance Steel & Aluminum Co.	12,708	649,379

		2,394,086

MULTILINE RETAIL (0.6%)
Big Lots, Inc. (a)	13,493	410,997

The accompanying notes are an integral part of these financial statements.	P / 19

SCHEDULE OF INVESTMENTS
IronBridge Skyline Fund

continued

	Shares	Value

MULTI-UTILITIES & UNREGULATED POWER (1.3%)
Energen Corp.	17,812	$859,607

OIL & GAS (3.4%)
El Paso Corp.	46,902	645,372
QEP Resources, Inc.	23,174	841,448
Questar Corp.	45,645	794,679

		2,281,499

PAPER & FOREST PRODUCTS (1.2%)
Rayonier, Inc.	15,859	832,915

REAL ESTATE (4.5%)
Corporate Office Properties Trust	23,794	831,599
Digital Realty Trust, Inc.	15,851	816,961
Federal Realty Investment Trust	4,020	313,279
Mid-America Apartment Communities, Inc.	11,429	725,627
The St. Joe Co. (a)	14,285	312,127

		2,999,593

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (4.8%)
Altera Corp.	13,817	491,609
Atmel Corp. (a)	71,893	885,722
Cypress Semiconductor Corp. (a)	57,950	1,076,712
Skyworks Solutions, Inc. (a)	14,959	428,276
TriQuint Semiconductor, Inc. (a)	30,790	359,935

		3,242,254

SOFTWARE (3.5%)
Citrix Systems, Inc. (a)	5,922	405,124
Informatica Corp. (a)	13,618	599,600
Nuance Communications, Inc. (a)	18,538	337,021
Progress Software Corp. (a)	13,850	586,132
Rovi Corp. (a)	6,716	416,459

		2,344,336

SPECIALTY RETAIL (1.2%)
O’Reilly Automotive, Inc. (a)	13,140	793,918

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Lululemon Athletica, Inc. (a) (b)	5,894	403,267
VF Corp.	9,308	802,163

		1,205,430

THRIFTS & MORTGAGE FINANCE (0.5%)
Peoples United Financial, Inc.	25,344	355,069

TRADING COMPANIES & DISTRIBUTORS (0.8%)
W.W. Grainger, Inc.	3,767	520,260

TOTAL COMMON STOCKS

(Cost $64,325,350)		$64,627,270

SHORT TERM INVESTMENTS (3.3%)

	Principal
	Amount	Value

COMMERCIAL PAPER (3.3%)
U.S. Bank, N.A.,
0.000%, 01/03/2011	$2,223,000	2,223,000

TOTAL SHORT TERM INVESTMENTS

(Cost $2,223,000)		$2,223,000

TOTAL INVESTMENTS (99.9%)

(Cost $66,548,350)		$66,850,270

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		40,319

TOTAL NET ASSETS (100.0%)		$66,890,589

(a) Non-Income Producing.

(b) U.S. traded security of a foreign issuer.

P / 20

ALLOCATION OF PORTFOLIO HOLDINGS
At December 31, 2010, the allocation of portfolio holdings as a percentage of the Fund’s total net assets were:

Common Stocks	96.6%
Short-Term Investments	3.3
Other Assets in Excess of Liabilities	0.1

100.0%

The accompanying notes are an integral part of these financial statements.	P / 21

SCHEDULE OF INVESTMENTS
IronBridge Horizon Fund

December 31, 2010 (Unaudited)

COMMON STOCKS (97.1%)

	Shares	Value

AEROSPACE & DEFENSE (3.9%)
Esterline Technologies Corp. (a)	18,122	$1,242,988
Moog, Inc. - Class A (a)	25,625	1,019,875
Orbital Sciences Corp. (a)	47,054	806,035
Triumph Group, Inc.	9,090	812,737

		3,881,635

APPAREL RETAIL (3.6%)
Deckers Outdoor Corp. (a)	24,213	1,930,745
The Buckle, Inc.	25,706	970,916
Under Armour, Inc. (a)	12,253	671,955

		3,573,616

AUTO PARTS & EQUIPMENT (0.5%)
Modine Manufacturing Co. (a)	32,374	501,797

BIOTECHNOLOGY (1.1%)
Cepheid, Inc. (a)	25,708	584,857
Luminex Corp. (a)	28,390	518,969

		1,103,826

BUILDING PRODUCTS (1.7%)
A.O. Smith Corp.	18,766	714,609
Apogee Enterprises, Inc.	23,564	317,407
Universal Forest Products, Inc.	18,426	716,771

		1,748,787

CAPITAL MARKETS (3.6%)
Jefferies Group, Inc.	39,629	1,055,320
Knight Capital Group, Inc. - Class A (a)	49,468	682,164
Stifel Financial Corp. (a)	18,511	1,148,423
Waddell & Reed Financial, Inc.	20,484	722,880

		3,608,787

CHEMICALS (6.0%)
Arch Chemicals, Inc.	15,672	594,439
Cabot Corp.	20,386	767,533
FMC Corp.	16,579	1,324,495
Lubrizol Corp.	10,909	1,165,954
Methanex Corp. (b)	32,431	985,902
Minerals Technologies, Inc.	9,456	618,517
NewMarket Corp.	4,518	557,386

		6,014,226

COMMERCIAL BANKS (5.4%)
Columbia Banking System, Inc.	31,624	666,001
Cullen/Frost Bankers, Inc.	27,391	1,674,138
First Midwest Bancorp, Inc.	43,766	504,184
IBERIABANK Corp.	16,674	985,933
National Penn Bancshares, Inc.	110,873	890,310
TCF Financial Corp.	49,344	730,785

		5,451,351

COMMERCIAL SERVICES AND SUPPLIES (3.5%)
Coinstar, Inc. (a)	14,705	829,950
K12, Inc. (a)	18,137	519,807
LeapFrog Enterprises, Inc. (a)	107,784	598,201
PICO Holdings, Inc. (a)	11,655	370,629
Strayer Education, Inc.	3,392	516,330
Tetra Tech, Inc. (a)	25,148	630,209

		3,465,126

COMMUNICATIONS EQUIPMENT (1.6%)
Polycom, Inc. (a)	25,786	1,005,138
Riverbed Technology, Inc. (a)	16,046	564,338

		1,569,476

COMPUTER SYSTEM DESIGN AND RETAIL SERVICES (1.0%)
SYNNEX Corp. (a)	16,362	510,494
Syntel, Inc.	9,850	470,732

		981,226

COMPUTERS & PERIPHERALS (0.9%)
Synaptics, Inc. (a)	30,588	898,675

P / 22

	Shares	Value

CONSTRUCTION & ENGINEERING (1.6%)
Insituform Technologies, Inc. (a)	25,439	$674,388
MasTec, Inc. (a)	65,923	961,816

		1,636,204

DIVERSIFIED FINANCIAL SERVICES (0.6%)
GATX Corp.	15,718	554,531

ELECTRIC UTILITIES (1.4%)
Black Hills Corp.	28,232	846,960
ITC Holdings Corp.	8,410	521,252

		1,368,212

ELECTRICAL EQUIPMENT (1.9%)
American Superconductor Corp. (a)	12,082	345,424
Thomas & Betts Corp. (a)	31,514	1,522,127

		1,867,551

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
Itron, Inc. (a)	7,011	388,760
Littelfuse, Inc.	10,017	471,400
National Instruments Corp.	25,906	975,102
Rofin-Sinar Technologies, Inc. (a)	16,675	590,962
ScanSource, Inc. (a)	25,743	821,202
Trimble Navigation Ltd. (a)	12,681	506,352

		3,753,778

ENERGY EQUIPMENT & SERVICES (3.0%)
Atwood Oceanics, Inc. (a)	25,635	957,980
Superior Energy Services, Inc. (a)	29,716	1,039,763
Unit Corp. (a)	21,798	1,013,170

		3,010,913

FOOD PRODUCTS (2.0%)
BJ’s Wholesale Club, Inc. (a)	21,699	1,039,382
Corn Products International, Inc.	21,421	985,366

		2,024,748

GAS UTILITIES (3.0%)
AGL Resources, Inc.	23,309	835,628
Southern Union Co.	37,200	895,404
UGI Corp.	40,338	1,273,874

		3,004,906

GENERAL MERCHANDISE (1.0%)
Fred’s, Inc. - Class A	74,100	1,019,616

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Gen-Probe, Inc. (a)	9,631	561,969
IDEXX Laboratories, Inc. (a)	8,989	622,219
Sirona Dental Systems, Inc. (a)	13,943	582,539
ZOLL Medical Corp. (a)	20,475	762,284

		2,529,011

HEALTH CARE PROVIDERS & SERVICES (4.1%)
Cerner Corp. (a)	5,411	512,638
LifePoint Hospitals, Inc. (a)	32,886	1,208,561
MWI Veterinary Supply, Inc. (a)	11,263	711,258
Owens & Minor, Inc.	57,219	1,683,954

		4,116,411

HOTELS, RESTAURANTS & LEISURE (1.1%)
Biglari Holdings, Inc. (a)	788	323,245
WMS Industries, Inc. (a)	17,591	795,817

		1,119,062

HOUSEHOLD DURABLES (3.9%)
AptarGroup, Inc.	36,610	1,741,538
KB Home	54,897	740,561
Snap-On, Inc.	9,090	514,312
Tupperware Brands Corp.	19,903	948,776

		3,945,187

INDUSTRIAL CONGLOMERATES (1.8%)
Alleghany Corp. (a)	5,967	1,828,113

The accompanying notes are an integral part of these financial statements.	P / 23

SCHEDULE OF INVESTMENTS
IronBridge Horizon Fund

continued

	Shares	Value

INSURANCE (2.6%)
American Financial Group, Inc.	34,607	$1,117,460
Argo Group International Holdings Ltd. (b)	25,818	966,884
Stewart Information Services Corp.	43,050	496,367

		2,580,711

LEISURE EQUIPMENT & PRODUCTS (0.3%)
Callaway Golf Co.	32,836	264,987

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Bruker Corp. (a)	61,412	1,019,439

MACHINERY (3.6%)
Applied Industrial Technologies, Inc.	16,383	532,120
Astec Industries, Inc. (a)	12,246	396,893
IDEX Corp.	13,783	539,191
Kennametal, Inc.	14,502	572,249
Lincoln Electric Holdings, Inc.	8,168	533,125
Valmont Industries, Inc.	6,395	567,428
Westport Innovations, Inc. (a) (b)	22,717	420,719

		3,561,725

MARINE (1.4%)
Alexander & Baldwin, Inc.	34,515	1,381,635

METALS & MINING (1.3%)
Carpenter Technology Corp.	19,219	773,373
GrafTech International Ltd. (a)	28,387	563,198

		1,336,571

MULTILINE RETAIL (0.6%)
Big Lots, Inc. (a)	19,808	603,352

NONDEPOSITORY CREDIT INTERMEDIATION (0.7%)
Fifth Street Finance Corp.	57,172	694,068

OIL & GAS (2.5%)
Bill Barrett Corp. (a)	12,867	529,220
Swift Energy Co. (a)	28,059	1,098,510
Tesco Corp.(a) (b)	20,032	318,108
World Fuel Services Corp.	16,556	598,665

		2,544,503

PHARMACEUTICAL AND MEDICINE MANUFACTURING (0.3%)
Nektar Therapeutics (a)	26,323	338,251

REAL ESTATE (5.0%)
Alexandria Real Estate Equities, Inc.	12,405	908,790
Corporate Office Properties Trust	23,768	830,692
Mid-America Apartment Communities, Inc.	26,283	1,668,708
Potlatch Corp.	20,366	662,913
Redwood Trust, Inc.	62,021	925,974

		4,997,077

SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT (4.1%)
Cypress Semiconductor Corp. (a)	49,753	924,411
Semtech Corp. (a)	37,007	837,838
Skyworks Solutions, Inc. (a)	50,864	1,456,236
Standard Microsystems Corp. (a)	31,324	903,071

		4,121,556

SEMICONDUCTOR AND OTHER ELECTRONIC COMPONENT MANUFACTURING (2.7%)
Celestica, Inc. (a) (b)	96,923	940,153
Hittite Microwave Corp. (a)	4,080	249,043
International Rectifier Corp. (a)	16,484	489,410
MIPS Technologies, Inc. (a)	35,330	535,603
Omnivision Technologies, Inc. (a)	17,150	507,812

		2,722,021

P / 24

	Shares	Value

SOFTWARE (3.4%)
Informatica Corp. (a)	17,103	$753,045
Jack Henry & Associates, Inc.	23,838	694,878
Parametric Technology Corp. (a)	43,502	980,100
Progress Software Corp. (a)	22,265	942,255

		3,370,278

SPECIALTY STORES (1.7%)
Tractor Supply Co.	34,532	1,674,457

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Wolverine World Wide, Inc.	19,613	625,262

THRIFTS & MORTGAGE FINANCE (0.8%)
Provident Financial Services, Inc.	54,208	820,167

TOTAL COMMON STOCKS

(Cost $96,995,825)		$97,232,831

SHORT TERM INVESTMENTS (2.8%)

	Principal
	Amount	Value

COMMERCIAL PAPER (2.8%)
U.S. Bank N.A.,
0.000%, 01/03/2011	$2,814,000	$2,814,000

TOTAL SHORT-TERM INVESTMENTS

(Cost $2,814,000)		$2,814,000

TOTAL INVESTMENTS (99.9%)

(Cost $99,809,825)		$100,046,831

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		74,088

TOTAL NET ASSETS (100.0%)		$100,120,919

(a) Non-Income Producing.

(b) U.S. traded security of a foreign issuer.

ALLOCATION OF PORTFOLIO HOLDINGS
At December 31, 2010, the allocation of portfolio holdings as a percentage of the Fund’s total net assets were:

Common Stocks	97.1%
Short-Term Investments	2.8
Other Assets in Excess of Liabilities	0.1

100.0%

The accompanying notes are an integral part of these financial statements.	P / 25

Statements of Assets and Liabilities

IronBridge Funds, Inc.
  December 31, 2010 (Unaudited)

	SMALL CAP	SMID
	FUND	FUND

ASSETS:
Investments at value (cost $359,430,367, $536,292,581, $35,628,077, $66,548,350 and $99,809,825 respectively)	$468,124,624	$694,777,712
Cash	19,157	29,682
Interest and dividends receivable	364,833	736,400
Receivable for Fund shares sold	135,134	5,434,158
Receivable for investments sold	272,053	–
Prepaid expenses and other assets	–	35,431

Total assets	468,915,801	701,013,383

LIABILITIES:
Payable for investments purchased	–	3,862,109
Payable for Fund shares redeemed	126,766	5,437,977
Accrued investment advisory fee	390,797	487,296
Accrued expenses	64,487	112,274

Total liabilities	582,050	9,899,656

Net Assets	$468,333,751	$691,113,727

NET ASSETS CONSIST OF:
Paid in capital	$385,655,698	$568,262,436
Undistributed net investment income (loss)	585,698	1,902,186
Accumulated net realized gain (loss)	(26,601,902)	(37,536,026)
Unrealized appreciation on:
Investments	108,694,257	158,485,131
Foreign currency	–	–

Net Assets	$468,333,751	$691,113,727

CAPITAL STOCK, $0.01 PAR VALUE
Authorized	50,000,000	75,000,000
Issued and outstanding	26,980,156	56,812,639
Net Asset Value, Redemption Price and Offering Price Per Share	$17.36	$12.16

P / 26

GLOBAL	SKYLINE	HORIZON
FUND	FUND	FUND

$42,024,956	$66,850,270	$100,046,831
55,247	2,979	4,384
70,171	71,930	82,673
–	–	–
–	–	66,209
5,112	–	–

42,155,486	66,925,179	100,200,097

–	–	21,38500
–	–	–
20,593	22,097	45,243
66,684	12,493	12,550

87,277	34,590	79,178

$42,068,209	$66,890,589	$100,120,919

$35,246,097	$66,583,286	$99,479,910
(920)	(643)	543
422,236	6,026	403,460

6,396,879	301,920	237,006
3,917	–	–

$42,068,209	$66,890,589	$100,120,919

50,000,000	50,000,000	50,000,000
3,690,973	6,658,233	9,949,718

$11.40	$10.05	$10.06

The accompanying notes are an integral part of these financial statements.	P /27

Statements of Operations

IronBridge Funds, Inc.
  For the Six Months Ended December 31, 2010 (Unaudited)

	SMALL CAP	SMID
	FUND	FUND

INVESTMENT INCOME:
Dividend income(1)	$2,787,188	$4,705,321
Interest income	98,123	8,654

Total investment income	2,885,311	4,713,975

Expenses:
Investment advisory fees (Note 3)	2,069,891	2,536,637
Fund administration and accounting fees	57,824	74,091
Shareholder servicing fees	22,290	27,285
Audit fees	17,468	17,296
Legal fees	15,720	16,970
Custody fees	13,140	28,860
Directors’ fees and related expenses	11,896	4,272
Federal and state registration fees	11,398	12,920
Reports to shareholders	9,740	12,549
Sub-administration fees	–	–
Other	20,246	30,909

Total expenses before waiver and reimbursement	2,249,613	2,761,789
Waiver and reimbursement of expenses by Adviser (Note 3)	–	–

Net expenses	2,249,613	2,761,789

Net Investment Income	635,698	1,952,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	6,270,703	10,389,706
Foreign currency transactions	–	–
Change in net unrealized appreciation/(depreciation) on:
Investments	90,827,642	134,159,941
Foreign currency transactions	–	–

Net Realized and Unrealized Gain on Investments	97,098,345	144,549,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,734,043	$146,501,833

(1) Net of foreign taxes withheld of $6,633, $10,026, $9,123, $486, and $754 respectively.

(2) Commenced operations on December 10, 2010.

P / 28

GLOBAL	SKYLINE(2)	HORIZON(2)
FUND	FUND	FUND

$341,626	$160,316	$108,552
215	136	682

341,841	160,452	109,234

193,132	31,293	52,703
25,464	2,850	2,850
2,490	475	475
18,116	1,786	1,824
12,500	1,520	1,558
10,444	1,615	1,615
11,654	1,292	1,292
3,100	1,349	1,349
3,724	703	703
–	–	–
3,299	–	–
3,088	1,083	1,064

287,011	43,966	65,433
(59,797)	(9,196)	(7,460)

227,214	34,770	57,973

114,627	125,682	51,261

(87,619)	6,026	403,460
(2,785)	–	–

10,271,108	301,920	237,006
4,987	–	–

10,185,691	307,946	640,466

$10,300,318	$433,628	$691,727

The accompanying notes are an integral part of these financial statements.	P /29

Statements of Changes in Net Assets

IronBridge Funds, Inc.

	SMALL CAP FUND		SMID FUND

	Six months ended		Six months ended
	December 31, 2010	Year ended	December 31, 2010	Year ended
	(Unaudited)	June 30, 2010	(Unaudited)	June 30, 2010

Operations:
Net investment income	$635,698	$691,669	$1,952,186	$1,441,942
Net realized gain on investments	6,270,703	17,903,367	10,389,706	836,101

Change in net unrealized appreciation on investments	90,827,642	32,545,807	134,159,941	41,778,510

Net increase in net assets resulting from operations	97,734,043	51,140,843	146,501,833	44,056,553

Distributions paid from:
Net investment income	(565,859)	(1,187,053)	(1,499,567)	(1,315,023)

Net decrease in net assets resulting from distributions	(565,859)	(1,187,053)	(1,499,567)	(1,315,023)

Capital share transactions:
Shares sold	14,538,502	76,401,484	67,940,974	242,121,127
Shares issued to holders in reinvestment of distributions	539,109	1,116,870	1,390,732	1,153,134
Shares redeemed	(18,529,522)	(49,304,620)	(41,596,444)	(75,612,671)
Redemption fees	5,262	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	(3,446,649)	28,213,734	27,735,262	167,661,590

Total Increase in Net Assets	93,721,535	78,167,524	172,737,528	210,403,120

NET ASSETS:
Beginning of Period	374,612,216	296,444,692	518,376,199	307,973,079

End of Period (includes undistributed net investment income (loss) of $585,698, $1,902,186, $(920), $(643) and $543 respectively)	$468,333,751	$374,612,216	$691,113,727	$518,376,199

Transactions in shares:
Shares sold	923,627	5,508,155	6,013,282	24,708,177
Shares issued to holders in reinvestment of distributions	31,162	80,991	114,747	120,874
Shares redeemed	(1,249,450)	(3,426,203)	(3,754,637)	(7,784,307)

Net increase (decrease) in shares outstanding	(294,661)	2,162,943	2,373,392	17,044,744

(1) Commencement of operations

P / 30

GLOBAL FUND		SKYLINE FUND	HORIZON FUND

	Period	Period	For the Period
Six Months	September 18, 2009(1)	December 10, 2010(1)	December 10, 2010(1)
Ended	through	through	through
December 31, 2010	June 30,	December 31, 2010	December 31, 2010
(Unaudited)	2010	(Unaudited)	(Unaudited)

$114,627	$402,280	$125,682	$51,261

(87,619)	(374,892)	6,026	403,460
(2,785)	(12,404)	—	—

10,271,108	(3,874,229)	301,920	237,006
4,987	(1,070)	—	—

10,300,318	(3,860,315)	433,628	691,727

(460,045)	(45,378)	(126,325)	(50,718)

(460,045)	(45,378)	(126,325)	(50,718)

207,705	45,459,527	66,486,652	100,829,192

317,322	33,135	96,634	50,718
(9,061,515)	(822,545)	—	(1,400,000)
—	—	—	—

(8,536,488)	44,670,117	66,583,286	99,479,910

1,303,785	40,764,424	66,890,589	100,120,919

40,764,424	—	—	—

$42,068,209	$40,764,424	$66,890,589	$100,120,919

20,875	4,543,097	6,648,665	10,082,919

28,358	3,347	9,568	5,002
(825,103)	(79,601)	—	(138,203)

(775,870)	4,466,843	6,658,233	9,949,718

The accompanying notes are an integral part of these financial statements.	P /31

Financial Highlights

IronBridge Funds, Inc.
  For a capital share outstanding throughout the period

IRONBRIDGE FRONTEGRA SMALL CAP FUND

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2010		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2010(1)	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$13.73		$11.80	$17.03	$20.35	$18.25	$16.14
Income (loss) from investment operations:
Net investment income	0.02		0.04 (2)	0.05	0.02	—	0.03
Net realized and unrealized gain (loss) on investments	3.63		1.93	(4.53)	(1.16)	3.82	2.25

Total Income (Loss) from Investment Operations	3.65		1.97	(4.48)	(1.14)	3.82	2.28

Less distributions:
From net investment income	(0.02)		(0.04)	(0.01)	(0.01)	(0.02)	—
From net realized gain on investments	—		—	(0.74)	(2.17)	(1.70)	(0.17)

Total Distributions	(0.02)		(0.04)	(0.75)	(2.18)	(1.72)	(0.17)

Net Asset Value, End of Period	$17.36		$13.73	$11.80	$17.03	$20.35	$18.25

Total Return	26.59	%(3)	16.72%	(26.00)%	(6.07)%	22.11%	14.20%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$468,334		$374,612	$296,445	$400,032	$432,403	$404,219

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.09	%(4)	1.08%	1.09%	1.07%	1.07%	1.08%

Net of waivers and reimbursements	1.09	%(4)	1.08%	1.09%	1.08%	1.10%	1.10%

Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.31	%(4)	0.27%	0.40%	0.10%	(0.01)%	0.17%

Net of waivers and reimbursements	0.31	%(4)	0.27%	0.40%	0.09%	(0.08)%	0.15%

Portfolio turnover rate	16	%(3)	44%	39%	53%	34%	60%

(1)	Effective March 1, 2010, IronBridge Capital Management, L.P. became the investment adviser to the Fund.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Not Annualized.

(4)	Annualized.

P / 32

IronBridge Funds, Inc.
  For a capital share outstanding throughout the period

IRONBRIDGE FRONTEGRA SMID FUND

	Six Months		Year	Year	Year	Year	Year
	Ended		Ended	Ended	Ended	Ended	Ended
	December 31, 2010		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2010(1)	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$9.52		$8.24	$11.23	$13.36	$11.07	$10.00
Income (loss) from investment operations:
Net investment income	0.04	(2)	0.03 (2)	0.03	0.02	0.01	0.06 (2)
Net realized and unrealized gain (loss) on investments	2.63		1.28	(2.93)	(0.98)	2.43	1.04

Total Income (Loss) from Investment Operations	2.67		1.31	(2.90)	(0.96)	2.44	1.10

Less distributions:
From net investment income	(0.03)		(0.03)	(0.01)	(0.02)	— (3)	(0.03)
From net realized gain on investments	—		—	(0.08)	(1.15)	(0.15)	—

Total Distributions	(0.03)		(0.03)	(0.09)	(1.17)	(0.15)	(0.03)

Net Asset Value, End of Period	$12.16		$9.52	$8.24	$11.23	$13.36	$11.07

Total Return	28.01	%(4)	15.88%	(25.78)%	(7.48)%	22.25%	11.02%

Supplemental data and ratios:
Net assets, end of period (in thousands)	$691,114		$518,376	$307,973	$233,380	$193,424	$133,058

Ratio of expenses to average net assets:
Before waivers and reimbursements	0.93	%(5)	0.93%	0.96%	0.96%	0.98%	1.08%

Net of waivers and reimbursements	0.93	%(5)	0.94%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.65	%(5)	0.43%	0.54%	0.19%	0.08%	0.15%

Net of waivers and reimbursements	0.65	%(5)	0.42%	0.55%	0.20%	0.10%	0.28%

Portfolio turnover rate	30	%(4)	45%	46%	71%	71%	91%

(1)	Effective March 1, 2010, IronBridge Capital Management, L.P. became the investment adviser to the Fund.

(2)	Per share net investment income has been calculated using the daily average share method.

(3)	Less than one cent per share.

(4)	Not Annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.	P /33

Financial Highlights

IronBridge Funds, Inc.
  For a capital share outstanding throughout the period

IRONBRIDGE FRONTEGRA GLOBAL FUND

	Six Months
	Ended		For the Period
	December 31, 2010		Ended
	(Unaudited)		June 30, 2010(1)

Net Asset Value, Beginning of Period	$9.13		$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.09
Net realized and unrealized gain (loss) on investments	2.35		(0.95)

Total Income (Loss) from Investment Operations	2.39		(0.86)

Less distributions:
From net investment income	(0.12)		(0.01)

Total Distributions	(0.12)		(0.01)

Net Asset Value, End of Period	$11.40		$9.13

Total Return	26.19	%(2)	(8.60	%)(2)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$42,068		$40,764

Ratio of expenses to average net assets
Before waivers and reimbursements	1.26	%(3)	1.36	%(3)

Net of waivers and reimbursements	1.00	%(3)	1.00	%(3)

Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.24	%(3)	0.86	%(3)

Net of waivers and reimbursements	0.50	%(3)	1.22	%(3)

Portfolio turnover rate	19	%(2)	41	%(2)

(1)	Commenced operations on September 18, 2009.

(2)	Not Annualized.

(3)	Annualized.

P / 34

IronBridge Funds, Inc.
  For a capital share outstanding throughout the period

IRONBRIDGE SKYLINE FUND

	For the Period
	Ended
	December 31, 2010(1)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	0.02
Net realized and unrealized gain (loss) on investments	0.05

Total Income (Loss) from Investment Operations	0.07

Less distributions:
From net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$10.05

Total Return	0.69	%(2)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$66,891

Ratio of expenses to average net assets
Before waivers and reimbursements	1.26	%(3)

Net of waivers and reimbursements	1.00	%(3)

Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	3.35	%(3)

Net of waivers and reimbursements	3.61	%(3)

Portfolio turnover rate	1	%(2)

(1)	Commenced operations on December 10, 2010.

(2)	Not Annualized.

(3)	Annualized.

The accompanying notes are an integral part of these financial statements.	P /35

Financial Highlights

IronBridge Funds, Inc.
  For a capital share outstanding throughout the period

IRONBRIDGE HORIZON FUND

	For the Period
	Ended
	December 31, 2010(1)
	(Unaudited)

Net Asset Value, Beginning of Period	$10.00
Income (loss) from investment operations:
Net investment income	0.01
Net realized and unrealized gain (loss) on investments	0.06

Total income (loss) from investment Operations	0.07

Less distributions:
From net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$10.06

Total Return	0.65	%(2)

Supplemental data and ratios:
Net assets, end of period (in thousands)	$100,121

Ratio of expenses to average net assets:
Before waivers and reimbursements	1.24	%(3)

Net of waivers and reimbursements	1.10	%(3)

Ratio of net investment income (loss) to average net assets:
Before waivers and reimbursements	0.83	%(3)

Net of waivers and reimbursements	0.97	%(3)

Portfolio turnover rate	2	%(2)

(1)	Commenced operations on December 10, 2010.

(2)	Not Annualized.

(3)	Annualized.

P / 36

Notes to Financial Statements

IronBridge Funds
  December 31, 2010 (Unaudited)

(1) ORGANIZATION
IronBridge Funds, Inc. (the “Company”) was incorporated on February 26, 2010 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Company consists of six series, five of which are currently operational and are included in this report: the IronBridge Frontegra Small Cap Fund, the IronBridge Frontegra SMID Fund, the IronBridge Frontegra Global Fund, the IronBridge Skyline Fund, and the IronBridge Horizon Fund (the “Funds”). The investment objective of the IronBridge Frontegra Small Cap Fund, IronBridge Frontegra SMID Fund, IronBridge Frontegra Global Fund, IronBridge Skyline Fund, and the IronBridge Horizon Fund is capital appreciation. Each Fund is managed by IronBridge Capital Management, L.P. (the “Adviser”) and the Global Fund is also sub-advised by IronBridge International, Ltd. (collectively referred to as “IronBridge”). (Effective February 17, 2011, the Board of Directors discontinued the sub-advisory agreement with IronBridge International, Ltd.). The IronBridge Frontegra Small Cap Fund, the IronBridge Frontegra SMID Fund, the IronBridge Frontegra Global Fund acquired the Frontegra IronBridge Small Cap Fund, the Frontegra IronBridge SMID Fund, the Frontegra IronBridge Global Focus Fund, respectively, on July 23, 2010. The IronBridge Skyline Fund and the IronBridge Horizon Fund commenced operations on December 10, 2010 (see Note 6). The original inception dates of the predecessor fund to the IronBridge Frontegra Small Cap Fund, the IronBridge Frontegra SMID Fund and the IronBridge Frontegra Global Fund were August 30, 2002, December 31, 2004 and September 18, 2009, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(A) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Frontegra Global Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations

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Notes to Financial Statements

IronBridge Funds
  December 31, 2010 (Unaudited)

are not readily available are valued at their fair value as determined in good faith by IronBridge pursuant to guidelines established by the Board of Directors.

On January 21, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. ASU 2010-06 amends ASC 820, Fair Value Measurements and Disclosures, (formerly FASB Statement No. 157), to require additional disclosures regarding fair value measurements. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. Examples of inputs used in valuing Level 2 securities are current yields, current discount rates, credit quality, yields for comparable securities and trading volume.

The effective date of this guidance is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset backed securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices, interest rates and credit quality of issuers/counterparties for credit default swaps).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2010:

IronBridge Frontegra Small Cap Fund
Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$451,678,996	$—	—	$451,678,996
Exchange Traded Funds	3,389,628	—	—	3,389,628

Total Equity	455,068,624	—	—	455,068,624

Short-Term Investments	—	13,056,000	—	13,056,000

Total Investments in Securities	$455,068,624	$13,056,000	—	$468,124,624

IronBridge Frontegra SMID Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$672,808,712	$—	—	$672,808,712

Total Equity	672,808,712	—	—	672,808,712

Short-Term Investments	—	21,969,000	—	21,969,000

Total Investments in Securities	$672,808,712	$21,969,000	—	$694,777,712

IronBridge Frontegra Global Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock (a)	$41,234,956	$—	—	$41,234,956

Total Equity	—	—	—	41,234,956

Short-Term Investments	—	790,000	—	790,000

Total Investments in Securities	$41,234,956	$790,000	—	$42,024,956

(a)	Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification.

IronBridge Skyline Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$64,627,270	$—	—	$64,627,270

Total Equity	64,627,270	—	—	64,627,270

Short-Term Investments	—	2,223,000	—	2,223,000

Total Investments in Securities	$64,627,270	$2,223,000	—	$66,850,270

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Notes to Financial Statements

IronBridge Funds
  December 31, 2010 (Unaudited)

IronBridge Horizon Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$97,232,831	$—	—	$97,232,831

Total Equity	97,232,831	—	—	97,232,831

Short-Term Investments	—	2,814,000	—	2,814,000

Total Investments in Securities	$97,232,831	$2,814,000	—	$100,046,831

For the period ended December 31, 2010, there were no significant transfers between Level 1 and Level 2 for the IronBridge Small Cap Fund, IronBridge SMID Fund, IronBridge Horizon Fund and IronBridge Skyline Fund.

(B) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2010, open Federal and state income tax years include the tax years ended June 30, 2007, June 30, 2008, June 30, 2009 and June 30, 2010. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

(C) Distributions to Shareholders. Dividends from net investment income, if any exist, are generally declared and paid at least annually for the IronBridge Frontegra Small Cap Fund, IronBridge Frontegra SMID Fund, IronBridge Frontegra Global Fund, IronBridge Skyline Fund, and the IronBridge Horizon Fund. Distributions of net realized gains, if any, are declared and paid at least annually for all Funds.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended December 31, 2010 and the year ended June 30, 2010 were as follows:

	Six Months Ended December 31, 2010			Year Ended June 30, 2010
	Ordinary	Long-Term	Total	Ordinary	Long-Term	Total
	Income	Capital Gains	Distributions	Income	Capital Gains	Distributions

IronBridge Small Cap	$565,859	—	$565,859	$1,187,053	—	$1,187,053
IronBridge SMID	$1,499,567	—	$1,499,567	$1,315,023	—	$1,315,023
IronBridge Global	$460,045	—	$460,045	$45,378	—	$45,378
IronBridge Skyline	$126,325	—	$126,325	—	—	—
IronBridge Horizon	$50,718	—	$50,718	—	—	—

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At June 30, 2010 the components of accumulated earnings/losses on a tax basis were as follows:

	IronBridge	IronBridge	IronBridge
	Small Cap	SMID	Global

Cost of investments	$358,340,147	$495,439,166	$43,338,797

Gross unrealized appreciation	55,402,700	63,263,651	2,358,266
Gross unrealized depreciation	(38,583,958)	(43,783,300)	(4,878,127)

Net unrealized appreciation/depreciation	16,818,742	19,480,351	(2,519,861)

Undistributed ordinary income	515,859	1,449,567	351,753

Total distributable earnings	515,859	1,449,567	351,753

Other accumulated losses	(31,824,732)	(43,080,893)	(850,053)

Total accumulated earnings/(losses)	($14,490,131)	($22,150,975)	($3,018,161)

*	Because the Skyline and Horizon Funds commenced operations in December of 2010, this information is not applicable for these Funds as of June 30, 2010.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2010, the Funds had the following capital loss carryforward available:

	Expiring**

	06/30/17	06/30/18	Total

IronBridge Small Cap	$9,341,207	$22,483,525	$31,824,732
IronBridge SMID	7,523,419	32,363,479	39,886,898
IronBridge Global	—	477,401	477,401

**	Because the Skyline and Horizon Funds commenced operations in December of 2010, this information is not applicable for these Funds as of June 30, 2010.

In order to meet certain excise tax requirements, the Funds are required to measure and distribute annually, net capital gains realized during the twelve month period ending October 31st. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1st through the end of the fiscal year. As of December 31, 2010, the following funds deferred, on a tax basis, post October losses of:

	Post-October	Post-October
	Capital Loss	Currency Loss
	Deferred	Deferred

IronBridge SMID	$3,182,601	$0
IronBridge Global	364,327	7,255

(E) Foreign Currency Translation.
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the dates of such

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Notes to Financial Statements

IronBridge Funds
  December 31, 2010 (Unaudited)

transactions. The portion of security gains or losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Each Fund, respectively, bears the risk of changes in the foreign currency exchange rates and their impact on the value of assets and liabilities denominated in foreign currency. Each Fund also bears the risk of a counterparty failing to fulfill its obligation under a foreign currency contract.

(F) Indemnifications. Under the Funds’ organizational documents, officers and directors of the Company are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(G) Subsequent Events. In preparing the financial statements as of December 31, 2010, management considered the impact of subsequent events through the date of issuance for potential recognition or disclosure in these financial statements.

(H) Other.
Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments attributable to the Funds are generally allocated to each respective class in proportion to the relative net assets of each class.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year

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ended June 30, 2010, the following table shows the reclassifications made***:

		Accumulated	Accumulated
		net	net
	Paid	investment	realized
	in capital	income (loss)	gain (loss)

IronBridge Small Cap	$7,510	$(175,810)	$168,300
IronBridge SMID	—	7,625	(7,625)
IronBridge Global	(887,532)	(12,404)	899,936

***	Because the Skyline and Horizon Funds commenced operations in December of 2010, this information is not applicable for these Funds as of June 30, 2010.

The permanent differences primarily relate to foreign currency, paydown, swap and Real Estate Investment Trust (REIT) adjustments with differing book and tax methods.

(3) INVESTMENT ADVISER AND RELATED PARTIES
The Company has entered into an investment advisory agreement with the Adviser on behalf of each Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund’s average daily net assets). Pursuant to expense cap agreements, IronBridge has agreed to waive its respective management fees and/or reimburse each Fund’s operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund’s operating expenses do not exceed the expense limitation listed below. Expenses waived are netted with advisory fees on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to the Adviser or the Adviser reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as a receivable from the Adviser. The expense cap agreements will continue in effect until July 23, 2012 with successive renewal terms of one year unless terminated by an adviser or a Fund prior to any such renewal.

	Annual	Expense
IronBridge Funds	Advisory Fees	Limitation

IronBridge Small Cap	1.00%	1.10%
IronBridge SMID	0.85%	0.95%
IronBridge Global	0.85%	1.00%
IronBridge Skyline	0.90%	1.00%
IronBridge Horizon	1.00%	1.10%

Any waivers or reimbursements are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Expenses attributable to a specific class may only be recouped with respect to that class.

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on June 30,:

	IronBridge	IronBridge	IronBridge
	Global	Skyline	Horizon

2013	$126,432	—	—
2014	$59,797	$9,196	$7,460

	$186,229	$9,196	$7,460

There are currently no available expenses subject to recapture with respect to the IronBridge Small Cap or SMID Funds.

(4) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended December 31, 2010 are summarized below:

	Purchases	Sales

IronBridge Small Cap	$57,072,004	$67,711,842
IronBridge SMID	$162,416,876	$148,108,424
IronBridge Global	$7,289,996	$16,605,988
IronBridge Skyline	$489,309	$648,344
IronBridge Horizon	$1,827,861	$3,321,188

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Notes to Financial Statements

IronBridge Funds
  December 31, 2010 (Unaudited)

(5) DIRECTORS FEES
The Independent Directors are paid a retainer of $25,000 per year for their service on the Board. Independent Directors are also compensated for any special meeting that they may be required to attend and are reimbursed for any travel expenses incurred in such meetings.

(6) FORMATION OF THE IRONBRIDGE GLOBAL FUND, SKYLINE FUND AND HORIZON FUND
On September 18, 2009, all of the assets and liabilities of the IronBridge Global Focus Fund, L.P. (the “Partnership”) were transferred to the Frontegra IronBridge Global Focus Fund, which was subsequently acquired by the IronBridge Frontegra Global Fund. The market value of assets on the day of transfer of $29,100,861 for the Global Fund became the cost basis for financial reporting purposes of the Fund. The Global Fund retains the basis and holding periods of the assets transferred from the Partnership for tax purposes. On the date of the transfer, the tax basis of securities held for the Global Fund was $887,532 lower than their basis for financial reporting purposes. On December 31, 2010, the tax basis of the remaining securities held by the Global Fund was $793,951 lower than the basis for financial reporting purposes.

On December 10, 2010, all of the assets and liabilities of the IronBridge SMID Cap Fund, LLC and the CFROI Small Cap Life Cycle Fund, LLC (the “Partnerships”) were transferred to the IronBridge Skyline Fund and IronBridge Horizon Fund, respectively, which were newly created series of the Company. The market value of assets on the day of transfer of $64,478,358 and $98,085,692 for the Skyline and Horizon Funds, respectively, became the cost basis for financial reporting purposes of the Fund. The Skyline and Horizon Funds retain the basis and holding periods of the assets transferred from the Partnerships for tax purposes. On the date of the transfer, the tax basis of securities held for the Skyline Fund was $7,010,474 lower than their basis for financial reporting purposes and the tax basis of securities held for the Horizon Fund was $9,097,218 lower than their basis for financial reporting purposes. On December 31, 2010, the tax basis of the remaining securities held by the Skyline Fund was $6,891,073 lower than the basis for financial reporting purposes and the tax basis of the remaining securities held by the Horizon Fund was $8,809,050 lower than the basis for financial reporting purposes.

(7) LEGISLATIVE UPDATE
On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable

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year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

Management is currently in the process of evaluating the impact of the Modernization Act on the financial statements of the Funds.

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Board Approval of Advisory and Subadvisory Agreements

At an in-person meeting held on May 21, 2010, the Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), including a majority of the directors who are not “interested persons” of the Company or IronBridge Capital Management, L.P. (the “Adviser”) or IronBridge International, Ltd. (the “Subadviser”) (such directors, the “Independent Directors”), considered and approved an Investment Advisory Agreement between the Adviser and the Company (the “Advisory Agreement”) pursuant to which it was proposed that the Adviser would serve as the investment adviser to IronBridge Frontegra Small Cap Fund (the “Small Cap Fund”), IronBridge Frontegra SMID Fund (“SMID Fund”), IronBridge Frontegra Global Fund (“Global Fund”) and IronBridge Large Cap Fund (“Large Cap Fund”). At that meeting, the Board, including a majority of the Independent Directors, also considered and approved an Investment Subadvisory Agreement between the Adviser and the Subadviser (the “Subadvisory Agreement” and, together with the Advisory Agreement, the “Agreements”), pursuant to which it was proposed that the Subadviser would serve as the investment subadviser to the Global Fund. Additionally, at an in-person meeting held on November 19, 2010, the Board, including a majority of the Independent Directors, considered and approved the Advisory Agreement with respect to each of IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” collectively, with the Small Cap, SMID, Global, Large Cap and Horizon Funds, the “Funds” and each, sometimes, a “Fund”).

When the Board reviewed the Advisory Agreement and Subadvisory Agreement on May 21, 2010, and the Advisory Agreement on November 19, 2010, the Board was provided materials relevant to its consideration of the Agreements, such as the Adviser’s and, where applicable, the Subadviser’s Form ADVs and Code of Ethics, information regarding the compliance program, personnel and financial condition and memoranda prepared by the Company’s legal counsel. The Board also reviewed the advisory fee payable by each Fund under the Advisory Agreement, the fees to be paid by the Adviser to the Subadviser under the Subadvisory Agreement, the proposed expense cap agreements between the Company and the Adviser on behalf of each Fund, and comparative fee and expense information provided by an independent third party. The Board was also provided with the Adviser’s response to detailed requests submitted by the Company’s legal counsel on behalf of the Directors.

In the course of its review, the Board considered its legal responsibilities in approving the Agreements. The Board also considered all factors it deemed to be relevant to each of the Funds, including but not limited to the following: (1) the nature, extent and quality of services expected to be provided by the Adviser to the Funds (and, in the case of the Global Fund, the Subadviser) and in the case of the Small Cap, SMID, Global, Horizon and Skyline Funds, the quality of services provided by the Adviser to their respective predecessor funds (the “Predecessor Funds”) since the Adviser first became an investment adviser or manager of such predecessor funds; (2) the performance of the Predecessor Funds managed by the Adviser and information related to the performance of separate advisory accounts employing the Large Cap Fund’s strategy; (3) the

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anticipated cost of the services provided, including that the Subadviser’s fees for the Global Fund under the Subadvisory Agreement are paid by the Adviser, not the Global Fund, and the anticipated profits, if any, to be realized by the Adviser and its affiliates from their relationship with the Company on behalf of each Fund; (4) the extent to which economies of scale will be realized as each Fund grows; and (5) the extent to which fee levels reflect the economies of scale. In their deliberations, the Board did not identify any single factor as determinative; however, in considering the Agreements, the Board reviewed and analyzed various factors with respect to each Fund that the Board determined were relevant, including the factors below, and made the following conclusions:

Nature, Extent and Quality of Services.  The Board considered the performance of the Adviser, and, as applicable, the Subadviser, in managing strategies and Funds that employed strategies similar to the Funds, and information regarding the performance of the Adviser’s and Subadviser’s private clients and the Predecessor Funds, as indicators of the Adviser’s and Subadviser’s extent and quality of services. The Board also reviewed and considered information regarding the proposed portfolio managers for the Funds and the Adviser’s proprietary investment style. The Board reviewed other services provided by the Adviser and Subadviser, including their brokerage selection and portfolio execution-related policies and procedures, as well as their policies applicable to monitoring and adhering to the Funds’ investment objectives, policies and restrictions. Based on these considerations and reviews, the Board determined that the nature, extent and quality of the services that can be expected to be provided by the Adviser to each Fund, and by the Subadviser to the Global Fund, will be appropriate and that the Funds are likely to benefit from the services provided by the Adviser under the Management Agreement.

Adviser’s Professional Staffing.  The Board reviewed the biographies of the individuals proposed to serve as portfolio managers to each of the Funds, and discussed with the Adviser the decision-making hierarchy of the team of portfolio managers proposed to manage each Fund. The Board noted that, with respect to the Small Cap, SMID and Global Funds, the proposed portfolio managers were the same individuals who served as portfolio managers to the respective Predecessor Funds. The Board also noted that, with respect to the Horizon and Skyline Funds, the proposed portfolio managers were the same individuals who currently manage the other series of the Company employing similar investment strategies. The Board concluded that the individuals proposed by the Adviser and Subadviser to serve as portfolio managers to the Funds have appropriate experience and knowledge to serve as such and that the Funds are likely to benefit from the management by those individuals.

Terms of Management Agreements and the Adviser’s Services and Fee Schedules.  The Board noted the initial terms of the Agreements do not continue beyond two years from the date of execution unless approved in accordance with the 1940 Act, and that the termination provisions of those Agreements complied with the 1940 Act’s requirements. The Board also reviewed the fees proposed to be charged by the Adviser under the Advisory Agreement.

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Board Approval of Advisory and Subadvisory Agreements

The Adviser represented that those fees are in line with the fees charged by the Adviser to its private fund and separate account clients, and the Board reviewed information related thereto provided by the Adviser. The Board, with the assistance of USBFS, noted that the Funds’ respective expense ratios (in light of the application of the respective expense cap agreement) compared favorably to industry averages, as did the proposed advisory fees for each of the Funds. The Board concluded that the terms and fee schedules of the Agreements are appropriate in light of each Fund’s investment style and objectives.

Investment Performance of the Adviser.  The Board reviewed the performance of each of the Predecessor Funds, and with respect to the Horizon and Skyline Funds, the performance of Funds within the Company managed with similar investment styles. In each case, the Board compared such performance figures with each Fund’s respective benchmark indices. The Board noted that the Small Cap Fund’s predecessor had outperformed its benchmark for each of the three- and five-year and since-inception periods ended March 31, 2010; that the SMID Fund’s predecessor outperformed its benchmark for the same three-year period; and that the Global Fund’s predecessor (which commenced operations in September 2009) outperformed its benchmark for the quarter-ended as of March 31, 2010. The Board noted that, while the short-term performance of each of the Small Cap and SMID Funds’ predecessors tended to trail their respective indices, each of those predecessors had good long-term performance records. The Board also considered the longer-term performance of the composite of the Adviser’s separate account clients invested in the global strategy, and noted that such composite had outperformed the Global Fund’s benchmark.

In considering the Horizon and Skyline Funds, the Board noted that the Small Cap Fund, managed similarly to the Horizon Fund, had also outperformed its benchmark for the five-year and since-inception periods ended September 30, 2010; and that the SMID Fund, managed similarly to the Skyline Fund, outperformed its benchmark for the three-year, five-year and since inception period ended September 30, 2010. The Board noted that, while the shorter-term performance of each of the Small Cap and SMID Funds tended to trail their respective indices, each of those Funds continued to have favorable long-term performance records.

The Board concluded that the Adviser and, in the case of the Global Fund, the Subadviser, is likely to continue to provide a high level of advisory services to each of the Funds.

Costs of Services Provided, Profitability of the Adviser.  In reviewing the costs incurred by the Adviser and Subadviser in the performance of the Agreements, the Board was informed that the Adviser, at no cost to the Funds, was proposing to hire Frontegra Asset Management, Inc. (the former investment adviser to certain of the Predecessor Funds), to act as subadministrator to the Funds, meaning that the Funds would receive benefits out of the Advisory Agreement in addition to investment advisory services without additional costs. The Board also reviewed the impact of the expense cap agreement and noted that the Adviser may be required to pay certain Fund expenses on behalf of the Funds. The Board concluded that the profits

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expected to be realized by the Adviser and/or Subadviser under the Agreements, particularly in light of the proposed subadministration arrangement and the Expense Cap Agreement, are acceptable.

Economies of Scale, Fee Levels.  The Board noted, and discussed with the Adviser, the fact that the Advisory Agreement does not contain breakpoints in the advisory fees as the Funds’ assets increase. The Adviser discussed its views of the asset capacity of each of the Funds’ investment strategies, and the Board noted that, based on the estimated asset levels of the Funds, each of the Funds is expected to begin operations near to or slightly below its expense cap threshold. The Board concluded that the lack of breakpoints in the Advisory Agreement is acceptable at current asset levels, but noted that it would continue to review and consider whether breakpoints should be added in the future.

On the basis of its review of the foregoing information, the Board found that the terms of the Agreements were fair and reasonable and in the best interest of each Fund’s shareholders.

Effective as of the close of business on February 17, 2011, the Board accepted the resignation of the Subadviser with respect to the Global Fund, and the Adviser is now sole investment adviser to that Fund.

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Additional Information

PROXY VOTING PROCEDURES
The Investment Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Company’s Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 1-877-861-7714. This information is also available through the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PROXY VOTING RECORD
Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free

1-877-861-7714. This information is also available through the SEC’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE
The Company files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Company’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-861-7714.

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Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Fund maintains the confidentiality and protects the security of your non-public personal information.

WHAT INFORMATION WE COLLECT
In the course of providing services to you, we may collect the following types of “non-public personal information” about you:

•	Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•	Information about your transactions with us, our affiliates and others, as well as other account data.

“Non-public personal information” is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

“Affiliates” include the Funds’ investment adviser and companies that are related to IronBridge Funds, Inc. through common control or ownership. The Funds’ investment adviser, IronBridge Capital Management, L.P., is an Affiliate of the funds.

WHAT INFORMATION WE DISCLOSE
We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

CONFIDENTIALITY AND SECURITY PROCEDURES
To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

ADDITIONAL RIGHTS
You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

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Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.

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Item 11. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) and have determined that the registrants controls and procedures are effective as of a date within 90 days of the filing of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable.
(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By:	/s/ John G. Davis
John G. Davis, President
(Principal Executive Officer)

Date:	March 4, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John G. Davis
John G. Davis, President and Secretary
(Principal Executive Officer)

Date:	March 4, 2011

By:	/s/ Ty Baird
Ty Baird, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date:	March 4, 2011

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